REVENUES - Segment Revenue By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 54,808		$ 44,946	$ 36,136
Other revenues	2,577		1,641	1,499
Total revenues	57,385	[1]	46,587	37,635
Dealer software and technology services operations
Disclosure of operating segments [line items]
Revenues from contracts with customers	33,631		28,947	21,680
Other revenues	1,155		1,041	900
Total revenues	34,786		29,988	22,580
Engineered components manufacturing
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,118		3,878	3,805
Other revenues	1,406		579	594
Total revenues	7,524		4,457	4,399
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	15,059		12,121	10,651
Other revenues	16		21	5
Total revenues	15,075		12,142	10,656
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0		0	0
Other revenues	0		0	0
Total revenues	$ 0		$ 0	$ 0

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(x) for further details.